Trust specific information (Tables)	12 Months Ended
Dec. 31, 2025
Trust Specific Information
The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows:

The reconciliation of bullion holdings for the years ended December 31, 2025 and 2024 is presented as follows:

	December 31, 2025	December 31, 2024
	$	$
Balance at beginning of year	5,220,107	4,065,861
Purchases	1,359,327	329,940
Sales	—	(4,847)
Redemptions for physical bullion	—	(20,046)
Net realized gains (losses) on sales and redemptions for physical bullion	—	(1,401)
Net change in unrealized gains (losses)	8,520,460	850,600
Balance at end of year	15,099,894	5,220,107